PLANT UNDER CONSTRUCTION	12 Months Ended
Dec. 31, 2018
Disclosure Of Plant Under Construction [Abstract]
PLANT UNDER CONSTRUCTION
11.	PLANT UNDER CONSTRUCTION

During 2017, site preparation began on the Company’s new self-constructed plant located in Metro Vancouver, British Columbia. As at December 31, 2018, $10,310,229 (December 31, 2017 - $2,772,051) of expenditures were capitalized. Construction on the new asset is expected to continue throughout 2019, at the time the asset is ready for its intended use depreciation will commence.